================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-PX

                               -----------------

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-09721

                               -----------------

                         PIMCO Managed Accounts Trust
              (Exact name of registrant as specified in charter)

                               -----------------

                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

                               -----------------

      Registrant's telephone number, including area code: (800) 927-4648

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2021 to June 30, 2022

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

================================================================================

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09721
Reporting Period: 07/01/2021 - 06/30/2022
PIMCO Managed Accounts Trust









========================= Fixed Income SHares Series R =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income SHares: Series C =========================


EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAH8
Meeting Date: NOV 02, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


--------------------------------------------------------------------------------

EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  29880YAJ8
Meeting Date: NOV 02, 2021   Meeting Type: Bondholder
Record Date:  OCT 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


--------------------------------------------------------------------------------

EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAH8
Meeting Date: APR 11, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


--------------------------------------------------------------------------------

EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  29880YAJ8
Meeting Date: APR 11, 2022   Meeting Type: Bondholder
Record Date:  FEB 11, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice




======================== Fixed Income SHares: Series LD ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income SHares: Series M =========================


EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAL9
Meeting Date: NOV 02, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


--------------------------------------------------------------------------------

EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAH8
Meeting Date: NOV 02, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


--------------------------------------------------------------------------------

EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  29880YAJ8
Meeting Date: NOV 02, 2021   Meeting Type: Bondholder
Record Date:  OCT 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


--------------------------------------------------------------------------------

EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAL9
Meeting Date: APR 11, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


--------------------------------------------------------------------------------

EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  G3299SAH8
Meeting Date: APR 11, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


--------------------------------------------------------------------------------

EUROSAIL UK 2007-3BL PLC

Ticker:                      Security ID:  29880YAJ8
Meeting Date: APR 11, 2022   Meeting Type: Bondholder
Record Date:  FEB 11, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice




======================== Fixed Income Shares: Series TE ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2022